                                      [NATIONWIDE LIFE INSURANCE COMPANY LOGO]

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE - ONE NATIONWIDE PLAZA - COLUMBUS, OH  43215-2220




May 1, 1997


VIA EDGAR

The United States Securities and
         Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:          Nationwide Multi-Flex Variable Account of
                  Nationwide Life Insurance Company
                  SEC File No. 33-23905
                  CIK No. 0000356723

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Multi- Flex Variable Account (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) under Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 10 (under the Securities Act of 1933) to the Registration Statement for the Company and the Variable Account which became effective May 1, 1997.

If there are any questions in connection with the enclosed, please contact David
E. Simaitis, Esq. at (614) 249-7618.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ Mark B. Koogler

Mark B. Koogler
Associate Vice President and Associate General Counsel